                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 12/31/02

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one):               [      ] is a restatement
                                               [      ] adds new holding entries

Institutional Investment Manager Filing this Report:

                        Name:                   RG Capital Management, L.P.
                        Address:                Three Bala Plaza East, Suite 501
                                                Bala Cynwyd, PA 19004

Form 13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct, and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

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
Name:   Gerald F. Stahlecker
Title:  Managing Director
Phone:  610-617-5900

Signature, Place and Date of Signing:

   /S/ GERALD F. STAHLECKER             BALA CYNWYD, PA                FEBRUARY 11, 2003
          [Signature]                    [City, State]                      [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT (Check here if all holdings of this reporting manager are reported in this report.)
[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

    I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

                             FORM 13F SUMMARY PAGE

                                REPORT SUMMARY:

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
Number of Other Included Managers:        0
Form 13F Information Table Entry Total:   40
                                          --------
Form 13F Information Table Value Total:   $130,323
                                          --------

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NO.  FORM 13F FILE NUMBER                    NAME
---  --------------------------------------  --------------------------------------
Not Applicable

                           FORM 13F INFORMATION TABLE

                                                                                                       SHARES/
                                                                                        VALUE            PRN        SH/
NAME OF ISSUER                  TITLE OF CLASS                  CUSIP                 X($1000)           AMT        PRN
--------------            --------------------------  --------------------------  -----------------   ---------   --------
D ALLEN TELECOM INC SER
D CONV P................  PFRD STK CONV SU                             018091207  2715                   43300         SH
D ATMEL CORP CONV
BOND....................  CONVRT BONDS                                 049513AE4  3938                15000000         SH
D ATMEL CORP ZERO CPN
CONV....................  CONVRT BONDS                                 049513AC8  2902                 6868000         SH
D BAXTER INTL 7% CONV
PEPS....................  PRFD STK (CONVRT                             071813406  3971                   80000         SH
D BEA SYSTEMS INC 4.00%
DUE 12/1                  CONVRT BONDS                                 073325AD4  6759                 7500000         SH
D BRODCADE COM SYS
CONVERTIBLE B...........  CONVRT BONDS                                 111621AB4  4215                 6000000         SH
D BURR-BROWN CORP CONV
BOND                      CONVRT BONDS                                 122574AF3  5019                 5000000         SH
D CHECKPOINT SYSTEMS INC
BNDS....................  CONVRT BONDS                                 162825AB9  3239                 3599000         SH
D CHUBB CORP 7.00% DUE
11/16/05................  PRFD STK (CONVRT                             171232309  939                    40000         SH
D CIENA CORPORATION CONV
BOND....................  CONVRT BONDS                                 171779AA9  7769                11000000         SH
D COMPUTER ASSOC INTL
INC COM.................  COMMON STOCK                                 204912109  1985                  147000         SH
D COSTCO WHOLESALE CORP
COM STK.................  COMMON STOCK                                 22160K105  2422                   86300         SH
D COSTCO WHOLESALE CORP
COM STK.................  OPTIONS--PUTS                                22160K0SE  1403                   50000         SH
D CURAGEN CORP CONV SUB
DEBENTUR................  CONVRT BONDS                                 23126RAC5  656                  1046000         SH
D DANAHER CORP COM......  COMMON STOCK                                 235851102  223                     3400         SH
D DANAHER CORP COM......  OPTIONS--CALLS                               2358510FQ  329                     5000         SH
D E TRADE GROUP INC CONV
BOND SU.................  CONVRT BONDS                                 269246AB0  1493                 2000000         SH
D E*TRADE GROUP INC
COM.....................  OPTIONS--PUTS                                2692464PA  73                     15000         SH
D E-TRADE GROUP CONV
BOND                      CONVRT BONDS                                 269246AD6  2122                 2500000         SH
D ECHOSTAR COMM 4.875%
CONV BOND...............  CONVRT BONDS                                 278762AD1  3570                 4000000         SH
D ECHOSTAR COMM CONV
BOND REG S..............  CONVRT BONDS                                 278762AG4  4525                 5000000         SH
D EDO CORP CONV SUB
NOTES...................  CONVRT BONDS                                 281347AD6  1035                 1000000         SH
D EVERGREEN RES CONV
BNDS....................  CONVRT BONDS                                 299900AB6  2878                 2500000         SH
D EXTREME NETWORKS CONV
BONDS...................  CONVRT BONDS                                 30226DAB2  1500                 2000000         SH
D GAP INC COM...........  OPTIONS--PUTS                                3647604MU  613                    39500         SH
D GAP INC REGS CONV
BOND....................  CONVRT BONDS                                 364760AJ7  8803                 7000000         SH
D GILEAD SCIENCES CONV
BOND....................  CONVRT BONDS                                 375558AB9  12359                8124000         SH
D GLOBESPAN INC CONV
BONDS...................  CONVRT BONDS                                 379571AB8  2988                 3500000         SH
D IDEC PHARMACEUT CONV
BONDS...................  CONVRT BONDS                                 449370AE5  2775                 5000000         SH
D JC PENNEY & CO CONV
BOND REG S                CONVRT BONDS                                 708160BV7  5892                 5500000         SH
D L-3 COMM HLDNGS INC
CONV BOND                 CONVRT BONDS                                 502424AD6  2230                 2000000         SH
D LABORATORY CRP OF AMER
HLDGS...................  COMMON STOCK                                 50540R409  279                    12000         SH
D LENNAR CORP CONV ZERO
COUPON..................  CONVRT BONDS                                 526057AF1  4978                11000000         SH
D NASDAQ-100 SHARES COM
US ETFS                   OPTIONS--PUTS                                6311000NT  2437                  100000         SH
D NETWORK ASSOCIATES INC
COM.....................  OPTIONS--CALLS                               6409380AF  322                    20000         SH
D NETWORK ASSOCIATES INC
CONV BN.................  CONVRT BONDS                                 64123LAB7  7934                 6470000         SH
D PRIDE INTL INC COM....  COMMON STOCK                                 74153Q102  1234                   82800         SH
D SHAW GROUP INC CONV
BOND....................  CONVRT BONDS                                 820280AC9  4764                 8250000         SH
D SIEBEL SYSTEMS INC
5.50% DUE 9.............  CONVRT BONDS                                 826170AC6  2422                 2500000         SH
D TRIQUINT SEMICON
CONV....................  CONVRT BONDS                                 89674KAB9  4613                 6000000         SH

                                                                         VOTING AUTHORITY
                            PUT/       INVSTMT        OTHER       -------------------------------
NAME OF ISSUER              CALL      DISCRETN       MANAGERS       SOLE      SHARED       NONE
--------------            --------   -----------   ------------   --------   ---------   --------
D ALLEN TELECOM INC SER
D CONV P................                SOLE                         43300        0         0
D ATMEL CORP CONV
BOND....................                SOLE                      15000000        0         0
D ATMEL CORP ZERO CPN
CONV....................                SOLE                       6868000        0         0
D BAXTER INTL 7% CONV
PEPS....................                SOLE                         80000        0         0
D BEA SYSTEMS INC 4.00%
DUE 12/1                                SOLE                       7500000        0         0
D BRODCADE COM SYS
CONVERTIBLE B...........                SOLE                       6000000        0         0
D BURR-BROWN CORP CONV
BOND                                    SOLE                       5000000        0         0
D CHECKPOINT SYSTEMS INC
BNDS....................                SOLE                       3599000        0         0
D CHUBB CORP 7.00% DUE
11/16/05................                SOLE                         40000        0         0
D CIENA CORPORATION CONV
BOND....................                SOLE                      11000000        0         0
D COMPUTER ASSOC INTL
INC COM.................                SOLE                        147000        0         0
D COSTCO WHOLESALE CORP
COM STK.................                SOLE                         86300        0         0
D COSTCO WHOLESALE CORP
COM STK.................     PUT        SOLE                         50000        0         0
D CURAGEN CORP CONV SUB
DEBENTUR................                SOLE                       1046000        0         0
D DANAHER CORP COM......                SOLE                          3400        0         0
D DANAHER CORP COM......    CALL        SOLE                          5000        0         0
D E TRADE GROUP INC CONV
BOND SU.................                SOLE                       2000000        0         0
D E*TRADE GROUP INC
COM.....................     PUT        SOLE                         15000        0         0
D E-TRADE GROUP CONV
BOND                                    SOLE                       2500000        0         0
D ECHOSTAR COMM 4.875%
CONV BOND...............                SOLE                       4000000        0         0
D ECHOSTAR COMM CONV
BOND REG S..............                SOLE                       5000000        0         0
D EDO CORP CONV SUB
NOTES...................                SOLE                       1000000        0         0
D EVERGREEN RES CONV
BNDS....................                SOLE                       2500000        0         0
D EXTREME NETWORKS CONV
BONDS...................                SOLE                       2000000        0         0
D GAP INC COM...........     PUT        SOLE                         39500        0         0
D GAP INC REGS CONV
BOND....................                SOLE                       7000000        0         0
D GILEAD SCIENCES CONV
BOND....................                SOLE                       8124000        0         0
D GLOBESPAN INC CONV
BONDS...................                SOLE                       3500000        0         0
D IDEC PHARMACEUT CONV
BONDS...................                SOLE                       5000000        0         0
D JC PENNEY & CO CONV
BOND REG S                              SOLE                       5500000        0         0
D L-3 COMM HLDNGS INC
CONV BOND                               SOLE                       2000000        0         0
D LABORATORY CRP OF AMER
HLDGS...................                SOLE                         12000        0         0
D LENNAR CORP CONV ZERO
COUPON..................                SOLE                      11000000        0         0
D NASDAQ-100 SHARES COM
US ETFS                      PUT        SOLE                        100000        0         0
D NETWORK ASSOCIATES INC
COM.....................    CALL        SOLE                         20000        0         0
D NETWORK ASSOCIATES INC
CONV BN.................                SOLE                       6470000        0         0
D PRIDE INTL INC COM....                SOLE                         82800        0         0
D SHAW GROUP INC CONV
BOND....................                SOLE                       8250000        0         0
D SIEBEL SYSTEMS INC
5.50% DUE 9.............                SOLE                       2500000        0         0
D TRIQUINT SEMICON
CONV....................                SOLE                       6000000        0         0